Financial Instruments - Foreign Currency Risk from Non-derivative Financial Instruments (Detail) - Currency risk [member] - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 6,374	$ 5,956
Investment	600
Trade receivables	173,998	173,310
Unbilled revenue	16,406	12,069
Prepayments and other current assets	574	252
Other non-current assets	19	19
Trade payables	(135,323)	(163,409)
Provisions and accrued expenses	(6,150)	(5,591)
Pension and other employee obligations	(1,236)	(678)
Lease liabilities	(4,763)	(3,687)
Other liabilities	(16)	(19)
Net assets/ (liabilities)	50,483	18,222
US Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	3,412	2,739
Investment	600
Trade receivables	127,640	116,135
Unbilled revenue	7,105	4,569
Prepayments and other current assets	205	108
Other non-current assets	3	3
Trade payables	(33,849)	(44,492)
Provisions and accrued expenses	(4,493)	(3,886)
Pension and other employee obligations		(302)
Other liabilities		(1)
Net assets/ (liabilities)	100,623	74,873
UK Pound Sterling [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	1,813	1,818
Trade receivables	22,934	34,041
Unbilled revenue	4,460	3,954
Prepayments and other current assets	66	44
Trade payables	(74,701)	(91,359)
Provisions and accrued expenses	(1,084)	(1,035)
Pension and other employee obligations	(794)
Other liabilities	(14)	(7)
Net assets/ (liabilities)	(47,320)	(52,544)
Indian Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	1,363	1,269
Prepayments and other current assets	55	57
Trade payables	(5,576)	(5,770)
Provisions and accrued expenses	(56)
Net assets/ (liabilities)	(4,214)	(4,444)
Australian Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	54	61
Trade receivables	7,366	7,411
Prepayments and other current assets	2
Trade payables	(103)
Provisions and accrued expenses		(83)
Other liabilities		(2)
Net assets/ (liabilities)	7,319	7,387
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	899	1,024
Trade receivables	11,631	10,911
Unbilled revenue	4,304	3,271
Prepayments and other current assets	246	43
Trade payables	(20,627)	(20,540)
Provisions and accrued expenses	(446)	(587)
Pension and other employee obligations	(1)	(29)
Lease liabilities	(4,736)	(3,635)
Other liabilities	(2)	(2)
Net assets/ (liabilities)	(8,732)	(9,544)
Others Currencies [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	196	314
Trade receivables	3,064	3,543
Unbilled revenue	537	275
Other non-current assets	16	16
Trade payables	(467)	(1,248)
Provisions and accrued expenses	(71)
Pension and other employee obligations	(441)	(347)
Lease liabilities	(27)	(52)
Other liabilities		(7)
Net assets/ (liabilities)	$ 2,807	$ 2,494